Retention Receivables, Net (Details) - Schedule of Retention Receivables, Net	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Retention Receivables, Net Consists [Abstract]
Retention receivables	$ 341,132	$ 43,590	$ 675,000
Allowance for expected credit losses	(8,565)	(1,094)
Balance at end of year	$ 332,567	$ 42,496	$ 675,000